Financial Liabilities Designated At Fair Value Through Profit Or Loss (Tables)	12 Months Ended
Mar. 31, 2025
Text Block1 [Abstract]
Summary of financial instruments designated at fair value through profit or loss
Financial liabilities designated at fair value through profit or loss at March 31, 2025 and 2024 consisted of the following:

	At March 31,
	2025	2024

	(In millions)
Borrowings	¥311,137	¥248,904
Debt securities in issue	286,709	249,380

Total financial liabilities designated at fair value through profit or loss	¥597,846	¥498,284